Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Reserve for Expected Government Settlement	$ 41,000,000	$ 41,000,000	$ 41,000,000
Potential damages payment per day per violation			15,000			15,000
Potential damages payment per year			15,000,000			15,000,000
Reserve in connection with amended consent decree to cover future costs and expenses			0
Rental expense relating to operating leases			$ 55,000,000	$ 54,000,000	$ 52,000,000